S000057727 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar U.S. Equity Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	18.84%	25.26%	(16.23%)	26.33%	10.49%	26.02%